FENIMORE ASSET MANAGEMENT TRUST

FAM Value Fund

FAM Dividend Focus Fund

FAM Small Cap Fund

Institutional Shares

Supplement dated May 1, 2020

to the Prospectus, the Summary Prospectuses and the Statement of Additional Information

dated May 1, 2020

Matters With Respect to the Offer and Sale of Institutional Shares

Institutional Shares of FAM Dividend Focus Fund are not currently being offered for sale.

Institutional Shares of FAM Value Fund and FAM Small Cap Fund are currently being offered for sale and may be purchased by those investors qualified to purchase Institutional Shares.

Investors should retain this supplement for future reference.